PARTNERS' CAPITAL - Allocation of Capital Distributions (Details) - USD ($) $ in Thousands			3 Months Ended
	Feb. 13, 2015	Mar. 18, 2014	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition [Line Items]
Distributions to unitholders	$ (35,093)		$ (35,093)	$ (26,366)
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Percent of membership interest acquired		100.00%
Total consideration		$ 307,941
Liabilities incurred for acquisition		2,900
Distributions to unitholders		(66,124)
General partner
Business Acquisition [Line Items]
Distributions to unitholders			(2,144)	(691)
General partner | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Distributions to unitholders		(1,323)
Limited partners, Common
Business Acquisition [Line Items]
Distributions to unitholders			(19,279)	(13,958)
Limited partners, Common | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Distributions to unitholders		(37,910)
Limited partners, Subordinated
Business Acquisition [Line Items]
Distributions to unitholders			$ (13,670)	$ (11,717)
Limited partners, Subordinated | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Distributions to unitholders		(26,891)
Red Rock Gathering Company, LLC | Summit Investments
Business Acquisition [Line Items]
Net investment		$ 241,817